Stockholders' Equity (Details Narrative) - USD ($)					9 Months Ended
	Aug. 13, 2015	Apr. 20, 2015	Nov. 17, 2014	May. 20, 2014	Sep. 30, 2015	Dec. 31, 2014
Common stock authorized					100,000,000	100,000,000
Preferred stock authorized					20,000,000	20,000,000
Common stock issued					6,300,000	3,500,000
Common stock outstanding					6,300,000	3,500,000
Waydell 32-38 LLC [Member]
Shares issued through acquisition	300,000
Shares issued through acquisition, value	$ 150,000
Two Directors and officers [Member]
Common stock issued (in shares)				20,000,000	3,000,000
Common stock issued				$ 2,000
Redemption of common stock			19,500,000
Chief executive officer [Member]
Common stock issued (in shares)		2,500,000
Capital contributions					$ 80,383